Financial Instruments (Schedule of Valuation Techniques Used in Measuring Level 3 Fair Values) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long-term investment [Member]
Disclosure of financial assets [line items]
Valuation technique	The Group assessed the fair value of: the equity interest using a market comparison technique based on market multiples derived from the quoted prices of companies comparable to the investee, taking into consideration certain adjustments including the effect of the non-marketability of the equity investments; and the put option using standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The Group assessed the fair value of: the equity interest using a market comparison technique based on market multiples derived from the quoted prices of companies comparable to the investee, taking into consideration certain adjustments including the effect of the non-marketability of the equity investments; and the put option using standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
Significant unobservable data	- Adjusted market multiples. - The Group researched on data from comparable companies on inputs such as expected volatility and credit risk.	- Adjusted market multiples. - The Group researched on data from comparable companies on inputs such as expected volatility and credit risk.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: - the period end price is higher (lower) - the volatility is higher (lower) - the credit risk is lower (higher)	The estimated fair value would increase (decrease) if: - the period end price is higher (lower) - the volatility is higher (lower) - the credit risk is lower (higher)
Put options on foreign currency [Member]
Disclosure of financial assets [line items]
Valuation technique	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.
Significant unobservable data	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.
Inter-relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)	The estimated fair value would increase (decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)